CONSOLIDATED STATEMENTS OF CASHFLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (395,165)	$ (56,763)	¥ (926,950)	¥ (918,714)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation	2,970	427	3,851	288,763
Depreciation and amortization	37,223	5,347	25,778	8,109
Loss on disposal of property and equipment	1,824	262		120
Loss/(gain) from equity method investments	136	20	(1,710)	4,890
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(39,769)	(5,712)	(92,291)	(30,222)
Deferred costs	(121,668)	(17,476)	(229,007)	(73,032)
Right-of-use asset	(38,805)	(5,574)
Deferred tax assets	(85,513)	(12,283)
Other non-current assets	3,446	495	(4,286)	(7,480)
Accrued expenses and other current liabilities	25,216	3,622	214,697	164,245
Deferred revenue	(57,255)	(8,224)	1,175,597	1,382,859
Lease liability	49,253	7,075
Deferred tax liabilities	87,954	12,634
Other non-current liabilities	(3,394)	(488)	14,864
Net cash generated from/(used in) operating activities	(533,547)	(76,638)	180,543	819,538
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for equity method investments	(10,153)	(1,458)	(25,000)	(8,190)
Purchase of short-term investments	(2,108,820)	(302,913)	(4,352,103)	(2,139,097)
Proceeds from maturity of short-term investments	2,905,788	417,390	3,708,810	1,931,027
Acquisition of property and equipment	(24,756)	(3,556)	(517,763)	(398,190)
Acquisition of intangible assets	(780)	(112)	(665)	(746)
Consideration paid for a business acquisition, net of cash received				(699)
Proceeds from disposal of property and equipment	652	94
Loan to employees	(33,085)	(4,752)
Repayment of loan to employees	700	101
Net cash (used in) / generated from investing activities	729,546	104,794	(1,186,721)	(615,895)
CASH FLOWS FROM FINANCING ACTIVITIES
Amounts due from related parties			253,672	7,944
Capital contribution from Series B and B+ convertible redeemable preferred shareholders				732,709
Capital contribution from a noncontrolling shareholder				200
Capital withdrew from Series A convertible redeemable preferred shareholders				(285,078)
Capital withdrew from equity shareholders				(30,000)
Repurchase of equity from shareholders				(41,303)
Cash dividend to a Series A convertible redeemable preferred shareholder				(43,000)
Proceeds from initial public offering, net of issuance cost of 80,128			1,109,517
Payment for share repurchase	(31,650)	(4,546)	(33,971)
Proceeds from bank loans			260,000
Repayment of bank loans	(32,500)	(4,668)	(1,875)
Net cash generated from / (used in) financing activities	(64,150)	(9,214)	1,587,343	341,472
Effect of exchange rate changes	21,567	3,095	108,186	(8,759)
Net increase in cash and cash equivalents	153,416	22,037	689,351	536,356
Cash and cash equivalents at beginning of the year	1,248,810	179,380	559,459	23,103
Cash and cash equivalents at end of the year	1,402,226	201,417	1,248,810	559,459
Supplemental schedule of non-cash investing activities:
Payables for leasehold improvement and intangible assets	6,818	979	7,194	2,180
Payables to acquire buildings	61,540	8,840	61,540	¥ 240,390
Supplemental disclosure of cash flow information:
Interest paid	¥ 15,316	$ 2,200	¥ 1,099